UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-CSR

        CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT
                                    COMPANIES

                  Investment Company Act file number 811-21549
                                                    ----------------------------

                          ENERGY INCOME AND GROWTH FUND
--------------------------------------------------------------------------------
               (Exact name of registrant as specified in charter)

                        1001 Warrenville Road, Suite 300
                                 LISLE, IL 60532
--------------------------------------------------------------------------------
               (Address of principal executive offices) (Zip code)

                                W. Scott Jardine
                           First Trust Portfolios, LP
                        1001 Warrenville Road, Suite 300
                                 LISLE, IL 60532
--------------------------------------------------------------------------------
                     (Name and address of agent for service)

        registrant's telephone number, including area code: 630-241-4141
                                                           -------------

                   Date of fiscal year end: NOVEMBER 30, 2004
                                           ------------------

                   Date of reporting period: NOVEMBER 30, 2004
                                            ------------------

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

ITEM 1. REPORTS TO STOCKHOLDERS.

The Report to Shareholders is attached herewith.

                          ENERGY INCOME AND GROWTH FUND
                                  ANNUAL REPORT
                FOR THE PERIOD JUNE 17, 2004 TO NOVEMBER 30, 2004

--------------------------------------------------------------------------------
TABLE OF CONTENTS
--------------------------------------------------------------------------------

                          ENERGY INCOME AND GROWTH FUND
                                  ANNUAL REPORT
                                NOVEMBER 30, 2004

 Shareholder Letter ......................................................   1

 Portfolio Commentary ....................................................   2

 Portfolio of Investments ................................................   3

 Statement of Assets and Liabilities .....................................   5

 Statement of Operations .................................................   6

 Statement of Changes in Net Assets ......................................   7

 Statement of Cash Flows .................................................   8

 Financial Highlights ....................................................   9

 Notes to Financial Statements ...........................................  10

 Report of Independent Registered Public Accounting Firm .................  15

 Dividend Reinvestment Plan ..............................................  16

 Proxy Voting Policies and Procedures ....................................  16

 Portfolio Holdings ......................................................  16

 Tax Information .........................................................  17

 Management ..............................................................  18




                             HOW TO READ THIS REPORT

This report contains information that can help you evaluate your investment. It includes details about the Energy Income and Growth Fund (the "Fund") and presents data and analysis that provide insight into the Fund's performance and investment approach.

By reading the letter from the Fund's President, James A. Bowen, together with the portfolio commentary, you will obtain an understanding of how the market environment affected the Fund's performance. The statistical information that follows can help you understand how the Fund's performance and characteristics compare to that of relevant market benchmarks.

It is important to keep in mind that the opinions expressed by Mr. Bowen and Mr. Cunanne, the Senior Portfolio Manager of the Fund's sub-advisor, Fiduciary Asset Management, LLC, are just that: informed opinions. They should not be considered to be promises or advice. The opinions, like the statistics, cover the period through the date on the cover of this report. Of course, the risks of investing in the Fund are spelled out in the prospectus.

--------------------------------------------------------------------------------
SHAREHOLDER LETTER
--------------------------------------------------------------------------------

                          ENERGY INCOME AND GROWTH FUND
                                  ANNUAL REPORT
                                NOVEMBER 30, 2004

Dear Shareholders:

The Energy Income and Growth Fund (the "Fund") commenced trading on the American Stock Exchange on July 1, 2004, under the ticker symbol FEN. We are pleased to announce that both the market share price and the net asset value (NAV) of the Fund are currently trading above the Fund's IPO price of $20.00 per share.

From a performance standpoint, the Fund posted a market share price total return of 12.4% from inception through November 30, 2004, which marked the end of the Fund's fiscal year. The Fund's NAV total return was even better, up 13.5% over the same period. The launch date of the Fund turned out to be rather opportune in that it came right after a spike in intermediate and long-term interest rates in the second quarter of 2004. Master Limited Partnerships (MLPs), particularly those that own pipelines and storage facilities for purposes of either storing, processing or transporting energy products, were down an average of about 8.3% during that period of rising rates, according to BusinessWeek. So MLP prices were relatively attractive at the time we were putting the Fund's capital to work.

We believe the combination of a competitive distribution rate, the tax advantages associated with the heavy depreciation charges inherent in MLPs and the convenience of not having to file K-1 forms helped attract investors to the Fund. Because stocks were essentially unchanged over the first seven months of 2004, as measured by the S&P 500, some investors may have turned to MLPs for the high current income or because MLP returns are not highly correlated to stock returns. Though some investors may have thought that MLPs would benefit from the rise in oil and natural gas prices, these partnerships are actually influenced more by the volume of oil and gas they transport or store. The greater demand for these commodities the greater the need for access to pipelines, processing and storage. We concur with those industry analysts who call for a steady rise in the demand for oil and gas products in the U.S. in the years ahead. If demand does in fact grow, in our opinion, it can only benefit those entities that own and control the existing infrastructure.

The Fund distributed its first quarterly distribution of $0.325 per share in October 2004 and has announced a $0.33 per share distribution to be paid in January 2005.

We appreciate your continued interest in our Fund.


Sincerely,

/S/ JAMES A. BOWEN
James A. Bowen
President of the Energy Income and Growth Fund
January 12, 2004

[GRAPHIC OMITTED]
JAMES J. CUNNANE JR. PHOTO

JAMES J. CUNNANE JR., CFA
MANAGING DIRECTOR, SENIOR PORTFOLIO MANAGER
MEMBER OF INVESTMENT STRATEGY TEAM AND INVESTMENT COMMITTEE

Mr. Cunnane has over ten years experience managing portfolios. He is a member of the equity portfolio management team and performs securities research. Prior to joining Fiduciary Asset Management in 1996, he was a research analyst with A.G. Edwards from 1994 to 1996. Mr. Cunnane also worked as an analyst for Maguire Investment Advisors, where he gained extensive experience in the development of master limited partnership and mid- and small-cap stock portfolios. He graduated from the St. Louis Priory and holds a B.S. degree in finance from Indiana University. Mr. Cunnane is a Chartered Financial Analyst, and serves on the investment committee of the Archdiocese of St. Louis and the board of the St. Louis Internship Program.

--------------------------------------------------------------------------------
                A COMMENTARY ON THE ENERGY INCOME AND GROWTH FUND
--------------------------------------------------------------------------------

The second half of 2004 produced generally strong performance for Master Limited Partnerships (MLPs) as several factors created investor demand:

   o A majority of publicly traded MLPs saw their share price decline during the spring of 2004 despite improving underlying fundamentals and distributions.
   o Longer maturity interest rates remained low which stimulated investor demand for securities with high yields.
   o New publicly traded closed-end funds focused on MLP investing raised more than $1 billion of capital.
   o Legislation was signed into law that expands the ability of registered investment companies to own MLPs.

Given the favorable investment environment, the Energy Income and Growth Fund invested its initial assets rapidly in July and August of 2004. We remain optimistic about the state of the MLP market and the ability of the MLPs to grow their distributions. MLP distributions rose approximately 4% in the second half of 2004 with over two-thirds of the partnerships increasing their quarterly distribution amounts.

Merger and acquisition activity, a critical component to MLP distribution growth, remained high in the second half of 2004. At the end of the third quarter, Enterprise Products Partners, L.P., completed its $2.9 billion acquisition of GulfTerra Energy Partners, L.P., thereby creating the industry's second-largest publicly traded MLP. In the fourth quarter of 2004, Valero, L.P. announced an agreement to acquire Kaneb Pipeline Partners, L.P. Other important announcements during late 2004 included two large asset sales by Shell Oil Company to Buckeye Partners, L.P. and Magellan Midstream Partners, L.P. and the purchase of an East Texas gas gathering and processing operation by Markwest Energy Partners, L.P.

The Fund purchased restricted shares in a private placement in MarkWest Energy Partners, L.P. The Fund also invested in the initial public equity offerings of Holly Energy Partners, L.P., Copano Energy, L.L.C., and U.S. Shipping Partners, L.P., as well as several secondary equity offerings of other MLPs.

As of November 30, 2004, 96.1% of the Fund's total investments were allocated to energy-related MLPs, with the balance invested in energy-related common stocks. The industry composition of the Fund's portfolio is summarized in the chart below.*

                               [GRAPHIC OMITTED]
    EDGAR REPRESENTATION OF DATA POINTS USE DIN PRINTED GRAPHIC AS FOLLOWS:

Oil & Gas               75.9%
Utilities               10.4%
Coal                     9.3%
Energy                   3.0%
Transportation           1.0%
Chemicals                0.4%

*    Percentages are based on Total Investments.

ENERGY INCOME AND GROWTH FUND
PORTFOLIO OF INVESTMENTS
NOVEMBER 30, 2004

                                                                    MARKET
   SHARES                                                            VALUE
  --------                                                       ------------

MASTER LIMITED PARTNERSHIPS - 122.1%

              OIL & GAS - 96.4%
      131,300 Atlas Pipeline Partners, L.P. +++ ............   $    5,513,287
       73,576 Buckeye Partners, L.P. +++ ...................        3,021,766
      375,272 Crosstex Energy, L.P. +++ ....................       11,644,690
      114,057 Enbridge Energy Partners, L.P. ...............        5,665,211
      644,998 Enterprise Product Partners, L.P. +++ ........       15,796,001
      250,000 Holly Energy Partners, L.P. +++ ..............        8,322,500
      103,212 Kaneb Pipeline Partners, L.P. +++ ............        6,187,560
      201,371 Kinder Morgan Energy Partners, L.P. +++ ......        9,150,298
       68,165 Magellan Midstream Partners, L.P. ............        3,968,566
       85,250 MarkWest Energy Partners, L.P. +++ ...........        4,052,785
      144,928 MarkWest Energy Partners, L.P. + .............        6,304,238
      174,974 Northern Border Partners, L.P. +++ ...........        8,314,765
      209,843 Pacific Energy Partners, L.P. +++ ............        5,894,490
      344,956 Plains All American Pipeline, L.P. +++ .......       12,739,225
       78,134 Sunoco Logistics Partners, L.P. +++ ..........        3,153,488
      241,932 TEPPCO Partners, L.P. +++ ....................        9,495,831
      215,895 Valero, L.P. +++. ............................       12,897,567
                                                               ---------------
                                                                  132,122,268
                                                               ---------------

              UTILITIES - 12.1%
       98,500 Energy Transfer Partners, L.P. ...............        5,317,030
      385,275 Inergy, L.P. +++ .............................       11,296,263
                                                               ---------------
                                                                   16,613,293
                                                               ---------------

              COAL - 11.8%
      154,045 Alliance Resource Partners, L.P. +++ .........       10,821,661
      100,169 Natural Resource Partners, L.P. ..............        5,288,923
                                                               ---------------
                                                                   16,110,584
                                                               ---------------

              TRANSPORTATION - 1.3%
       70,000 U.S. Shipping Partners, L.P.* ................        1,746,500
                                                               ---------------

              CHEMICALS - 0.5%
       25,477 Martin Midstream Partners, L.P. +++ ..........          733,738
                                                               ---------------

              TOTAL MASTER LIMITED PARTNERSHIPS ............      167,326,383
                                                               ---------------
              (Cost $142,011,932)

COMMON STOCKS - 5.0%

              ENERGY - 3.8%
       37,500 ChevronTexaco Corp. ++ .......................        2,047,500
       22,000 Exxon Mobil Corp. ++ .........................        1,127,500
       29,400 Kinder Morgan, Inc. ++ .......................        2,037,420
                                                               ---------------
                                                                    5,212,420
                                                               ---------------


                       See Notes to Financial Statements.                 Page 3

PORTFOLIO OF INVESTMENTS
NOVEMBER 30, 2004

                                                                    MARKET
   SHARES                                                            VALUE
  --------                                                       ------------

COMMON STOCKS - CONTINUED

              UTILITIES - 1.2%
       40,000 Copano Energy, LLC* ..........................   $      987,200
       25,000 Duke Energy Corp. ++ .........................          632,000
                                                               ---------------
                                                                    1,619,200
                                                               ---------------

              TOTAL COMMON STOCKS ..........................        6,831,620
                                                               ---------------
              (Cost $5,798,075)


              TOTAL INVESTMENTS - 127.1% ...................      174,158,003
              (Cost $147,810,007)**


              CALL OPTIONS WRITTEN - (0.3)% ................         (397,435)
              (Premiums received $214,192)

              NET OTHER ASSETS & LIABILITIES - (4.9)% ......       (6,767,296)
              LOAN OUTSTANDING - (21.9)% ...................      (30,000,000)
                                                               ---------------
              NET ASSETS - 100.0% ..........................   $  136,993,272
                                                               ===============

------------------------------------------------------
         * Non-income producing security.
        ** Aggregate cost for federal tax purposes.
         + Securities are restricted securities and market value is determined in accordance with procedures established by the Board of Trustees (Note 2).
        ++ Securities or partial securities on which call options were written. +++ Security segregated as collateral for the loan outstanding.


 NUMBER OF                                                          MARKET
 CONTRACTS                                                           VALUE
-----------                                                     -------------

CALL OPTIONS WRITTEN - (0.3%)

                 ChevronTexaco Corp. Calls
          180    @ 55 due Mar 05 ...........................   $      (36,900)
          195    @ 55 due Jan 06 ...........................          (77,025)
                                                               ---------------
                                                                     (113,925)
                                                               ---------------
          250    Duke Energy Call
                 @ 25 due Jan 06 ...........................          (51,250)
                                                               ---------------
          220    Exxon Mobil Corp. Call
                 @ 50 due Jan 06 ...........................          (86,900)
                                                               ---------------
                 Kinder Morgan, Inc. Calls
           65    @ 65 due Feb 05 ...........................          (33,150)
          229    @ 70 due Jan 06 ...........................         (112,210)
                                                               ---------------
                                                                     (145,360)
                                                               ---------------
              TOTAL CALL OPTIONS WRITTEN ...................   $     (397,435)
                                                               ===============
              (Premiums received $214,192)


Page 4                 See Notes to Financial Statements.

ENERGY INCOME AND GROWTH FUND
STATEMENT OF ASSETS AND LIABILITIES
NOVEMBER 30, 2004



ASSETS:
Investments, at value
   (See portfolio of investments) (a): .............................   $ 174,158,003
Cash ...............................................................       3,603,067
Receivable for investment securities sold ..........................         906,212
Dividends receivable ...............................................          44,555
Interest receivable ................................................           1,601
                                                                       --------------
     Total Assets ..................................................     178,713,438
                                                                       --------------

LIABILITIES:
Outstanding Loan Payable (Note 6) ..................................      30,000,000
Deferred federal income tax liability ..............................       8,922,778
Payable for investment securities purchased ........................       2,048,358
Options written, at value (Premiums received $214,192) .............         397,435
Investment advisory fee payable ....................................         101,065
Interest due on loan payable to bank (Note 6) ......................          75,019
Audit and legal fees payable .......................................          63,354
Deferred state income tax liability ................................          54,634
Printing fees payable ..............................................          26,121
Payable to administrator ...........................................          13,475
Custodian fee payable ..............................................           7,412
Trustees' fees payable .............................................           6,667
Accrued expenses and other payables ................................           3,848
                                                                       --------------
     Total Liabilities .............................................      41,720,166
                                                                       --------------
NET ASSETS .........................................................   $ 136,993,272
                                                                       ==============
(a) Investments, at cost ...........................................   $ 147,810,007
                                                                       ==============

NET ASSETS CONSIST OF:
Accumulated net investment loss ....................................   $    (507,085)
Net unrealized appreciation of investments .........................      17,187,341
Par value ..........................................................          64,206
Paid-in capital ....................................................     120,248,810
                                                                       --------------
     Total Net Assets ..............................................   $ 136,993,272
                                                                       ==============
NET ASSET VALUE, per Common Share (par value $0.01 per Common Share)   $       21.34
                                                                       ==============
Number of Common Shares outstanding ................................       6,420,643
                                                                       ==============


                       See Notes to Financial Statements.                 Page 5

ENERGY INCOME AND GROWTH FUND
STATEMENT OF OPERATIONS
FOR THE PERIOD ENDED NOVEMBER 30, 2004*



INVESTMENT INCOME:
Dividends ...........................................................................   $    196,884
Interest ............................................................................         35,992
                                                                                        -------------
     Total investment income ........................................................        232,876
                                                                                        -------------
EXPENSES:
Investment advisory fee .............................................................        664,100
Interest on outstanding loan payable (Note 6) .......................................        303,666
Legal and audit fees ................................................................         94,040
Administration fee ..................................................................         66,410
Printing fees .......................................................................         26,673
Trustees' fees and expenses .........................................................         17,142
Custodian fees ......................................................................         10,360
Other ...............................................................................         40,560
                                                                                        -------------
Total expenses ......................................................................      1,222,951
Expenses reimbursed by investment advisor ...........................................       (166,025)
                                                                                        -------------
     Net expenses ...................................................................      1,056,926
                                                                                        -------------
NET INVESTMENT LOSS BEFORE TAXES ....................................................       (824,050)
                                                                                        -------------
NET REALIZED AND UNREALIZED GAIN ON INVESTMENTS:
Net realized gain/(loss) on:
     Securities transactions ........................................................        885,284
     Written option transactions ....................................................       (568,319)
                                                                                        -------------
Net realized gain on investments during the period ..................................        316,965
                                                                                        -------------
Net change in unrealized appreciation/(depreciation) of:
     Securities transactions ........................................................     26,347,996
     Written option transactions ....................................................       (183,243)
                                                                                        -------------
Net change in unrealized appreciation/(depreciation) of investments during the period     26,164,753
                                                                                        -------------

Net realized and unrealized gain on investments .....................................     26,481,718
                                                                                        -------------
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS BEFORE TAXES ...................     25,657,668
                                                                                        -------------
Deferred federal income tax expense .................................................      8,922,778
Deferred state income tax expense ...................................................         54,634
                                                                                        -------------
Total deferred income tax expense ...................................................      8,977,412
                                                                                        -------------
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS AFTER INCOME
   TAX EXPENSE ......................................................................   $ 16,680,256
                                                                                        =============

--------------------------------------------------
* The Fund commenced operations on June 17, 2004.



Page 6                 See Notes to Financial Statements.

ENERGY INCOME AND GROWTH FUND
STATEMENT OF CHANGES IN NET ASSETS
FOR THE PERIOD ENDED NOVEMBER 30, 2004*


                                                                                           PERIOD
                                                                                            ENDED
                                                                                         11/30/2004*
                                                                                        -------------

Net investment loss .................................................................   $   (824,050)
Net realized gain on investments ....................................................        316,965
Net change in unrealized appreciation/(depreciation) of investments during the period     26,164,753
Deferred income tax expense .........................................................     (8,977,412)
                                                                                        -------------
Net increase in net assets resulting from operations ................................     16,680,256

DISTRIBUTIONS TO SHAREHOLDERS:
Return of capital ...................................................................     (2,081,702)
                                                                                        -------------
Total distributions to shareholders .................................................     (2,081,702)

CAPITAL TRANSACTIONS:
Net proceeds from sale of 6,405,236 shares of Common Shares .........................    122,083,798
Value of 15,407 shares reinvested ...................................................        310,920
                                                                                        -------------
Total capital transactions ..........................................................    122,394,718
                                                                                        -------------
Net increase in net assets ..........................................................    136,993,272

NET ASSETS:
Beginning of period .................................................................             --
                                                                                        -------------
End of period .......................................................................   $136,993,272
                                                                                        =============
Accumulated net investment loss at end of period ....................................   $   (507,085)
                                                                                        =============

--------------------------------------------------
* The Fund commenced operations on June 17, 2004.

                       See Notes to Financial Statements.                 Page 7

ENERGY INCOME AND GROWTH FUND
STATEMENT OF CASH FLOWS
FOR THE PERIOD ENDED NOVEMBER 30, 2004*


Cash flows from operating activities:
   Investment income received ..................................................  $          34,391
   Dividend income received ....................................................            152,329
   Payment of operating expenses ...............................................           (531,318)
   Interest expense ............................................................           (228,647)
   Proceeds from sales of long-term securities .................................         40,230,784
   Proceeds from written option transactions ...................................          1,780,721
   Purchases of closing options transactions ...................................         (2,134,848)
   Returns of capital received .................................................          4,404,600
   Purchases of long-term securities ...........................................       (190,417,961)
                                                                                  -----------------
CASH USED BY OPERATING ACTIVITIES ..............................................                            $  (146,709,949)

Cash flows from financing activities:

   Net proceeds from shares sold ...............................................        122,394,718
   Return of capital paid ......................................................         (2,081,702)
   Issuance of loan ............................................................         30,000,000
                                                                                  -----------------
CASH PROVIDED BY FINANCING ACTIVITIES ..........................................                                150,313,016
                                                                                                           ----------------

   Increase in cash ............................................................                                  3,603,067
   Cash at beginning of period .................................................                                   --
                                                                                                           ----------------
   Cash at end of period .......................................................                            $     3,603,067
                                                                                                           ================

RECONCILIATION  OF NET  INCREASE IN NET ASSETS FROM  OPERATIONS  TO CASH USED BY
   OPERATING ACTIVITIES:
Net increase in net assets resulting from operations ...........................                            $    16,680,256
   Increase in investments** ...................................................  $    (174,158,003)
   Increase in interest and dividends receivable ...............................            (46,156)
   Increase in receivables for investments sold ................................           (906,212)
   Increase in written options .................................................            397,435
   Increase in payable for investments purchased ...............................          2,048,358
   Increase in interest expense payable ........................................             75,019
   Increase in accrued expenses ................................................            221,942
   Increase in deferred federal income tax expense .............................          8,922,778
   Increase in deferred state income tax expense ...............................             54,634
                                                                                  -----------------
                                                                                                               (163,390,205)

                                                                                                           ----------------
CASH USED BY OPERATING ACTIVITIES ..............................................                            $  (146,709,949)
                                                                                                           ================

-----------
*   The Fund  commenced  operations  on June  17,  2004.
**  Includes  change  in unrealized appreciation of $26,347,996.


Page 8                 See Notes to Financial Statements.

ENERGY INCOME AND GROWTH FUND
FINANCIAL HIGHLIGHTS
FOR A COMMON SHARE OUTSTANDING THROUGHOUT THE PERIOD.



                                                                                          PERIOD
                                                                                          ENDED
                                                                                        11/30/2004*
                                                                                        ----------
 Net asset value, beginning of period ..............................................    $    19.10
                                                                                        ----------
 INCOME FROM INVESTMENT OPERATIONS:
 Net investment loss ...............................................................         (0.13)
 Net realized and unrealized gain on investments ...................................          2.74
                                                                                        ----------
 Total from investment operations ..................................................          2.61
                                                                                        ----------
 DISTRIBUTIONS PAID TO SHAREHOLDERS FROM:
 Return of capital .................................................................         (0.33)
                                                                                        ----------
 Total from Distributions ..........................................................         (0.33)
                                                                                        ----------
 Common shares offering costs charged to paid-in capital ...........................         (0.04)
                                                                                        ----------
 Net asset value, end of period ....................................................    $    21.34
                                                                                        ----------
 Market value, end of period .......................................................    $    22.12
                                                                                        ==========
 TOTAL RETURN BASED ON NET ASSET VALUE (A)+ ........................................         13.53%
                                                                                        ==========
 TOTAL RETURN BASED ON MARKET VALUE (B)+ ...........................................         12.38%
                                                                                        ==========
 Net assets, end of period (in 000's) ..............................................    $  136,993

 RATIO OF EXPENSES TO AVERAGE NET ASSETS**:
  Excluding interest expense and tax expense and including reimbursements ..........          1.36%
  Excluding tax expense and reimbursements and including interest expense ..........          2.20%
  Excluding tax expense and including interest expense and reimbursements ..........          1.91%
  Including tax expense, reimbursements, and interest expense ......................         18.09%

RATIO OF NET INVESTMENT LOSS TO AVERAGE NET ASSETS**:
  Excluding tax expense and including interest expense and reimbursements ..........         (1.49)%
  Including tax expense, reimbursements, and interest expense ......................        (17.67)%

  Portfolio turnover rate ..........................................................         34.86%

 SENIOR INDEBTEDNESS:
 Total loan outstanding (in 000's) .................................................    $   30,000
 Asset coverage per $1,000 senior indebtedness (c) .................................    $    5,566

--------------------------------------------------
*    The Fund commenced operations on June 17, 2004.
**   Annualized.
(a) Total Return on net asset value is the combination of reinvested dividend income and reinvested capital gains distributions, at prices obtained by the Dividend Reinvestment Plan, if any, and changes in net asset value per share.
(b) Total Return on market value is the combination of reinvested dividend income and reinvested capital gains distributions, at prices obtained by the Dividend Reinvestment Plan, if any, and changes in stock price per share, all based on market price per share.
(c) Calculated by subtracting the Fund's total liabilities (not including loan oustanding) from the Fund's total assets and dividing this by the amount of senior indebtedness.
+ Total return is not annualized for periods less than one year and does not reflect sales load.


                       See Notes to Financial Statements.                 Page 9

--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

                          ENERGY INCOME AND GROWTH FUND
                                NOVEMBER 30, 2004

                               1. FUND DESCRIPTION

Energy Income and Growth Fund (the "Fund") is a non-diversified closed-end management investment company organized as a Massachusetts business trust on March 25, 2004 and is registered with the Securities and Exchange Commission ("SEC") under the Investment Company Act of 1940, as amended (the "1940 Act").

The Fund's investment objective is to seek a high level of after-tax total return with an emphasis on current distributions paid to shareholders. The Fund seeks to provide its shareholders with an efficient vehicle to invest in a portfolio of cash-generating securities of energy companies. The Fund will focus on investing in publicly traded master limited partnerships ("MLPs") and related public entities in the energy sector, which the Fund's sub-adviser believes offer opportunities for income and growth. Due to the tax treatment of cash distributions made by MLPs to their investors, the Fund believes that a significant portion of the distributions received will be tax deferred, thereby maximizing cash available for distribution by the Fund to its shareholders. There can be no assurance that the Fund's investment objective will be achieved.

                       2. SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. The preparation of financial statements in accordance with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

PORTFOLIO VALUATION:

The Fund will determine the net asset value of its Common Shares as of the close of regular session trading on the New York Stock Exchange (normally 4:00 p.m. Eastern time) no less frequently than weekly on Friday of each week. Net asset value is computed by dividing the value of all assets of the Fund (including accrued interest and dividends), less all Fund liabilities (including accrued expenses, dividends payable, current and deferred income taxes, any borrowings of the Fund and the market value of written call options) by the total number of shares outstanding. The Fund will rely to some extent on information provided by the MLPs, which is not necessarily timely, to estimate taxable income allocable to the MLP units held in the Fund's portfolio and to estimate the associated deferred tax liability. From time to time the Fund will modify its estimates and/or assumptions regarding its deferred tax liability as new information becomes available. To the extent the Fund modifies its estimates and/or assumptions, the net asset value of the Fund would likely fluctuate.

The Fund's investments are valued at market value or, in the absence of market value with respect to any portfolio securities, at fair value as determined by or under the direction of the Fund's Board of Trustees. Portfolio securities listed on any exchange other than the NASDAQ National Market ("NASDAQ") are valued at the last sale price on the business day of which such value is being determined. If there has been no sale on such day, the securities are valued at the mean of the most recent bid and asked prices on such day. Securities traded on the NASDAQ are valued at the NASDAQ Official Closing Price as determined by NASDAQ. Portfolio securities traded on more than one securities exchange are valued at the last sale price on the business day as of which such value is being determined at the close of the exchange representing the principal market for such securities. Portfolio securities traded in the over-the-counter market, but excluding securities traded on the NASDAQ, are valued at the closing bid prices. Fixed income securities with a remaining maturity of 60 days or more will be valued by the Fund using a pricing service. When price quotes are not available, fair market value is based on prices of comparable securities. Short-term investments that mature in 60 days or less are valued at amortized cost.

Exchange traded options and futures contracts are valued at the closing price in the market where such contracts are principally traded.

OPTION CONTRACTS:

The Fund may enter into various hedging and strategic transactions to seek to reduce interest rate risks arising from any use of financial leverage by the Fund, to facilitate portfolio management and mitigate risks.

Call options are contracts representing the right to purchase a common stock at a specified price (the "strike price") through a specified future date (the "expiration date"). The price of the option is determined from trading activity in the broad options market, and generally reflects the relationship between the current market price for the underlying common stock and the strike price, as well as the time remaining until the expiration date. The Fund will write call options only if they are "covered." In the case of a call option on a common stock or other security, the option is "covered" if the Fund owns the security underlying the call or has an absolute and immediate right to acquire that security without additional cash consideration (or, if additional cash consideration is required, cash or other assets determined to be liquid by Fiduciary Asset Management, LLC (the "Sub-Adviser") (in accordance with procedures established by the Board of Trustees) in such amount are segregated by the Fund's custodian) upon conversion or exchange of other securities held by the Fund.

--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS - (CONTINUED)
--------------------------------------------------------------------------------

                          ENERGY INCOME AND GROWTH FUND
                                NOVEMBER 30, 2004

If an option written by the Fund expires unexercised, the Fund realizes on the expiration date a capital gain equal to the premium received by the Fund at the time the option was written. If an option purchased by the Fund expires unexercised, the Fund realizes a capital loss equal to the premium paid at the time the option expires. Prior to the earlier of exercise or expiration, an exchange-traded option may be closed out by an offsetting purchase or sale of an option of the same series (type, underlying security, exercise price, and expiration). There can be no assurance, however, that a closing purchase or sale transaction can be effected when the Fund desires. The Fund may sell put or call options it has previously purchased, which could result in a net gain or loss depending on whether the amount realized on the sale is more or less than the premium and other transaction costs paid on the put or call option purchased.

CASH FLOW INFORMATION:

The Fund issues its shares and distributes dividends from return of capital (which are either paid in cash or reinvested at the discretion of shareholders). These activities are reported in the Statement of Changes in Net Assets. Information on cash receipts and disbursements is presented in the Statement of Cash Flows. Accounting practices that do not affect reporting activities on a cash basis include unrealized gain or loss on investment securities.

SECURITIES TRANSACTIONS AND INVESTMENT INCOME:

Securities transactions are recorded as of the trade date. Realized gains and losses from securities transactions are recorded on the identified cost basis. Dividend income is recorded on the ex-dividend date. Interest income is recognized and recorded on the accrual basis, including amortization of premiums and accretion of discounts.

Distributions received from the Fund's investments in MLPs generally are comprised of return of capital from the MLP. The Fund records investment income and return of capital based on estimates made at the time such distributions are received. Such estimates are based on historical information available from each MLP and other industry sources. These estimates may subsequently be revised based on information received from MLPs after their tax reporting periods are concluded.

Securities purchased or sold on a when-issued or delayed-delivery basis may be settled a month or more after the trade date; interest income is not accrued until settlement date. The Fund instructs the custodian to segregate assets of the Fund with a current value at least equal to the amount of its when-issued purchase commitments.

RESTRICTED SECURITIES:

The Fund may invest up to 35% of its managed assets in restricted securities. The Fund currently holds the restricted shares shown in the following table of MarkWest Energy Partners, L.P. ("MarkWest"), which were purchased in a private placement transaction. Restricted securities are valued at fair value in accordance with procedures adopted by the Fund's Board of Trustees. Pursuant to a Registration Rights Agreement, MarkWest has agreed to provide certain demand and piggyback registration rights to the Fund and the other purchasers in the private placement with respect to these restricted securities. On November 24, 2004, MarkWest filed a registration statement with the Securities and Exchange Commission ("SEC") on Form S-3. As of November 30, 2004, the SEC had not yet declared this registration statement effective.

                                                    CARRYING                        CARRYING
                                                    VALUE PER          COST         VALUE PER
                                                      SHARE         PER SHARE         SHARE       11/30/04
                   ACQUISITION                      11/30/04          7/30/04        7/30/04        VALUE            % OF
SECURITY              DATE           SHARES       (RESTRICTED)     (RESTRICTED)  (UNRESTRICTED)*(RESTRICTED)      NET ASSETS
----------------------------------------------------------------------------------------------------------------------------
MarkWest Energy
Partners, L.P.       7/30/04        144,928           $43.50          $34.50        $43.92       $6,304,238         4.61%
                                    =======           ======          ======        ======       ==========         ====

* This is the carrying value of unrestricted shares of MarkWest at 7/30/04, which is the date of purchase and date an enforceable right to acquire the restricted MarkWest securities was obtained by the Fund.

DISTRIBUTIONS TO SHAREHOLDERS

The Fund intends to make quarterly distributions to Common Shareholders. The Fund's distributions generally will consist of cash and paid-in-kind distributions from MLPs or their affiliates, dividends from common stocks, interest from debt instruments and income from other investments held by the Fund less operating expenses, including taxes. Distributions made from current and accumulated earnings and profits of the Fund will be taxable to shareholders as dividend income.

--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS - (CONTINUED)
--------------------------------------------------------------------------------

                          ENERGY INCOME AND GROWTH FUND
                                NOVEMBER 30, 2004


Distributions that are in an amount greater than the Fund's current and accumulated earnings and profits will represent a tax-deferred return of capital to the extent of a shareholder's basis in its Common Shares, and such distributions would correspondingly reduce the shareholder's basis in its Common Shares. A reduction in the shareholder's basis would increase the realized gain or reduce the amount of realized loss upon the sale of the Common Shares. Additionally, distributions not paid from current and accumulated earnings and profits that exceed a shareholder's tax basis in its Common Shares will be taxed as a capital gain.

Distributions paid during the period ended November 30, 2004, of $2,081,702 have been characterized as return of capital for tax purposes. Distributions will automatically be reinvested into additional Common Shares pursuant to the Fund's Dividend Reinvestment Plan unless cash distributions are elected by the shareholder. Permanent differences incurred during the period ended November 30, 2004, resulting from differences in book and tax accounting and have been reclassified at year end to reflect an increase in net investment loss by $316,965 and a decrease to net realized gain on investments by $316,965. Net assets were not affected by this reclassification.

INCOME TAXES:

The Fund has elected to be treated as a regular C corporation for U.S. federal income tax purposes and as such will be obligated to pay federal and applicable state and foreign corporate taxes on its taxable income. The current U.S. federal maximum graduated income tax rate for corporations is 35%. In addition, the United States also imposes a 20% alternative minimum tax on the recalculated alternative minimum taxable income of an entity treated as a corporation. This differs from most investment companies, which elect to be treated as "regulated investment companies" under the United States Internal Revenue Code of 1986, as amended.

The tax deferral benefit the Fund derives from its investment in MLPs results largely because the MLPs are treated as partnerships for federal income tax purposes. As a partnership, an MLP has no income tax liability at the entity level. As a limited partner in the MLPs in which it invests, the Fund will be allocated its pro rata share of income, gains, losses, deductions and credits from the MLPs, regardless of whether or not any cash is distributed from the MLPs.

To the extent that the distributions received from the MLPs exceed the net taxable income realized by the Fund from its investment, a tax liability results. This tax liability is a deferred liability to the extent that MLP distributions received have not exceeded the Fund's adjusted tax basis in the respective MLPs. To the extent that distributions from an MLP exceed the Fund's adjusted tax basis, the Fund will recognize a taxable capital gain.

For the period ended November 30, 2004, distributions of $4,404,600 received from MLPs have been classified as return of capital.

The Fund's provision for income taxes is calculated in accordance with SFAS No. 109 Accounting for Income Taxes and consists of the following:

Current Federal and State Income Taxes ........     $       --
Deferred Federal Income Taxes .................      8,922,778
Deferred State Income Taxes ...................         54,634
                                                    ----------
Total income tax expense ......................     $8,977,412
                                                    ==========

Deferred income taxes reflect the net tax effect of temporary differences between the carrying amount of assets and liabilities for financial reporting purposes and the amounts used for tax purposes. Components of the Fund's deferred tax assets and liabilities as of November 30, 2004 are as follows:

DEFERRED TAX ASSETS:
Organization costs.............................     $       --
Net operating loss carryforwards...............        215,764
State income taxes.............................         19,122
                                                    ----------
                                                    $  234,886
                                                    ==========

DEFERRED TAX LIABILITIES:
Unrealized gains on investment securities......     $9,212,298
                                                    ----------
                                                    $9,212,298
                                                    ==========
Total net deferred tax liability...............     $8,977,412
                                                    ==========

--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS - (CONTINUED)
--------------------------------------------------------------------------------

                          ENERGY INCOME AND GROWTH FUND
                                NOVEMBER 30, 2004



The components of income tax expense include $8,922,778 and $54,634 for deferred federal and state income taxes, respectively. For the period ended November 30, 2004, the Fund had a net operating loss for federal income tax purposes of approximately $616,469. This net loss may be carried forward for 20 years, and accordingly would expire after the year ended November 30, 2024.

Total income taxes differ from the amount computed by applying the federal statutory income tax rate of 35% to net investment income and realized and unrealized gains on investments.

Application of statutory income tax rate.......     $8,980,184
Dividends received deduction...................        (38,284)
State income taxes, net........................         35,512
                                                    ----------
Total..........................................     $8,977,412
                                                    ==========

EXPENSES:

The Fund pays all expenses directly related to its operations.

ORGANIZATIONAL AND OFFERING COSTS:

Organization costs consist of costs incurred to establish the Fund and enable it to legally do business. These costs include filing fees, legal services pertaining to the organization of the business and audit fees relating to the initial registration and auditing the initial statement of assets and liabilities, among other fees. Offering costs consist of legal fees pertaining to the Fund's shares offered for sale, registration fees, underwriting fees, and printing of the initial prospectus, among other fees. First Trust Advisors, L.P. ("First Trust") has paid all organizational expenses and will pay all offering costs of the Fund (other than sales load) that exceed $0.04 per Common Share. The Fund's share of Common Share offering costs, $256,209, were recorded as a reduction of the proceeds from the sale of Common Shares at November 30, 2004.

          3. INVESTMENT ADVISORY FEE AND OTHER AFFILIATED TRANSACTIONS

First Trust is a limited partnership with one limited partner, Grace Partners of DuPage L.P., and one general partner, The Charger Corporation. First Trust serves as investment advisor to the Fund pursuant to an Investment Management Agreement. First Trust is responsible for the ongoing monitoring of the Fund's investment portfolio, managing the Fund's business affairs and certain administrative services necessary for the management of the Fund. For these services, First Trust is entitled to a monthly fee calculated at an annual rate of 1.00% of the Fund's Managed Assets, the average daily gross asset value of the Fund minus accrued liabilities.

Fiduciary Asset Management, LLC (the "Sub-Adviser") serves as the Fund's sub-adviser and manages the Fund's portfolio subject to First Trust's supervision. The Sub-Adviser receives a portfolio management fee of 0.50% of Managed Assets that is paid monthly by First Trust out of the First Trust management fee.

First Trust has agreed to reimburse the Fund for fees and expenses in an amount equal to 0.25% of the average daily Managed Assets of the Fund for the first two years of the Fund's operations through June 24, 2006. The Sub-Adviser has agreed to bear a portion of this expense reimbursement obligation by reducing the amount of its full sub-advisory fee to 0.382%. Reimbursements are reported as "expenses reimbursed by investment advisor" in the statement of operations.

PFPC Inc. ("PFPC"), an indirect, majority-owned subsidiary of The PNC Financial Services Group Inc., serves as the Fund's Administrator and Transfer Agent in accordance with certain fee arrangements. PFPC Trust Company, an indirect, majority-owned subsidiary of The PNC Financial Services Group Inc., serves as the Fund's Custodian in accordance with certain fee arrangements.

The Fund pays each Trustee who is not an officer or employee of First Trust or any of their affiliates an annual retainer of $10,000, which includes compensation for all regular quarterly board meetings and regular committee meetings. No additional meeting fees are paid in connection with regular quarterly board meetings or regular committee meetings. Additional fees of $1,000 and $500 are paid to non-interested Trustees for special board meetings and non-regular committee meetings, respectively. These additional fees are shared by the funds in the First Trust fund complex that participate in the particular meeting and are not per fund fees. Trustees are also reimbursed for travel and out-of-pocket expenses in connection with all meetings.

                      4. PURCHASES AND SALES OF SECURITIES

Cost of purchases and proceeds from sales of investment securities, excluding short-term investments, for the period ended November 30, 2004, aggregated amounts were $192,466,319 and $41,136,996, respectively.

--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS - (CONTINUED)
--------------------------------------------------------------------------------

                          ENERGY INCOME AND GROWTH FUND
                                NOVEMBER 30, 2004


As of November 30, 2004, the aggregate gross unrealized appreciation for all securities, in which there was an excess of value over tax cost, was $26,389,868 and the aggregate gross unrealized depreciation for all securities, in which there was an excess of tax cost over value, was $41,872.


WRITTEN OPTION ACTIVITY FOR THE FUND WAS AS FOLLOWS:
                                                      NUMBER
                                                        OF
                                                     CONTRACTS     PREMIUMS
                                                     ---------    -----------
WRITTEN OPTIONS
Options outstanding at inception of Fund ......         --        $    --
Options written ...............................        8,425        1,780,721
Options closed ................................       (7,286)      (1,566,529)
                                                     -------      -----------
Options outstanding at November 30, 2004 ......        1,139      $   214,192
                                                     =======      ===========

                                 5. COMMON STOCK

As of November 30, 2004, 6,420,643 of $0.01 par value Common Shares were issued and outstanding. An unlimited number of Common Shares has been authorized under the Fund's Dividend Reinvestment Plan.


COMMON STOCK TRANSACTIONS WERE AS FOLLOWS:
                                                   PERIOD ENDED
                                                 NOVEMBER 30, 2004

                                               SHARES        AMOUNT
                                             ----------   ------------

Proceeds from shares sold ................... 6,405,236   $122,340,007
Issued as reinvestment of dividends under
   the Dividend Reinvestment Plan ...........    15,407        310,920
Offering Cost Common Shares .................     --          (256,209)
                                             ----------   ------------
                                              6,420,643   $122,394,718
                                             ==========   ============

                               6. LOAN OUTSTANDING

The Fund has a credit agreement with the Custodial Trust Company of Bear Stearns, under which the Fund may borrow from the Custodial Trust Company an aggregate amount of up to the lesser of $30,000,000 or the maximum amount the Fund is permitted to borrow under the 1940 Act. For the period ended November 30, 2004, the average amount outstanding was $21,857,924 with a weighted average interest rate of 2.50%. This loan has no maturity date and can be paid or called at any time.

                         7. CONCENTRATION OF CREDIT RISK

The Fund intends to invest at least 85% of its Managed Assets in securities issued by energy companies, energy sector MLPs and MLP related entities. Given this industry concentration, the Fund will be more susceptible to adverse economic or regulatory occurrences affecting that industry than an investment company that is not concentrated in a single industry. Energy issuers may be subject to a variety of factors that may adversely affect their business or operations, including high interest costs in connection with capital construction programs, high leverage costs associated with environmental and other regulations, the effects of economic slowdown, surplus capacity, increased competition from other providers of services, uncertainties concerning the availability of fuel at reasonable prices, the effects of energy conservation policies and other factors.

An investment in MLP units involves risks which differ from an investment in common stock of a corporation. Holders of MLP units have limited control and voting rights on matters affecting the partnership. In addition, there are certain tax risks associated with an investment in MLP units and conflicts of interest exist between common unit holders and the general partner, including those arising from incentive distribution payments.

                              8. SUBSEQUENT EVENTS

On December 20, 2004, the Fund declared a dividend of $0.33 per share which represents a return of capital to Common Shareholders of record January 12, 2005, payable January 31, 2005.

On December 13, 2004, the Fund's Board of Trustees approved plans to issue auction rate senior notes. The Fund has filed a registration statement related to such offering and expects that the notes will be issued during the first quarter of 2005, subject to obtaining required regulatory approvals. The Fund intends to issue Series A Energy Notes in an amount up to approximately 20% of the Fund's Managed Assets.

--------------------------------------------------------------------------------
REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM
--------------------------------------------------------------------------------

TO THE BOARD OF TRUSTEES AND SHAREHOLDERS OF ENERGY INCOME AND GROWTH FUND:

We have audited the accompanying statement of assets and liabilities, including the portfolio of investments, of Energy Income and Growth Fund (the "Fund"), as of November 30, 2004 and the related statements of operations, changes in net assets, and cash flows and the financial highlights for the period June 17, 2004 (inception) through November 30, 2004. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audit.

We conducted our audit in accordance with standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of November 30, 2004, by correspondence with the Fund's custodian, brokers and selling or agent banks; where replies were not received, we performed other auditing procedures. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audit provides a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of the Energy Income and Growth Fund at November 30, 2004, the results of its operations, the changes in its net assets, cash flows and the financial highlights for the period June 17, 2004 (inception) through November 30, 2004, in conformity with accounting principles generally accepted in the United States of America.





/S/DELITTE & TOUCHE LLP

Chicago, Illinois
January 19, 2005

--------------------------------------------------------------------------------
ADDITIONAL INFORMATION
--------------------------------------------------------------------------------

                          ENERGY INCOME AND GROWTH FUND
                          NOVEMBER 30, 2004 (UNAUDITED)


                           DIVIDEND REINVESTMENT PLAN

If your Common Shares are registered directly with the Fund or if you hold your Common Shares with a brokerage firm that participates in the Fund's Dividend Reinvestment Plan (the "Plan"), unless you elect to receive cash distributions, all dividends and distributions on your Common Shares will be automatically reinvested by PFPC (the "Plan Agent") in additional Common Shares under the Plan. If you elect to receive cash distributions, you will receive all distributions in cash paid by check mailed directly to you by PFPC, as dividend paying agent.

If you decide to participate in the Plan, the number of Common Shares you will receive will be determined as follows:

     (1) If the Common Shares are trading at or above net asset value at the time of valuation, the Fund will issue new shares at a price equal to the greater of (i) net asset value per Common Share on that date or
         (ii) 95% of the market price on that date.

     (2) If the Common Shares are trading below net asset value at the time of valuation, the Plan Agent will receive the dividend or distribution in cash and will purchase Common Shares in the open market, on the American Stock Exchange or elsewhere, for the participants' accounts. It is possible that the market price for the Common Shares may increase before the Plan Agent has completed its purchases. Therefore, the average purchase price per share paid by the Plan Agent may exceed the market price at the time of valuation, resulting in the purchase of fewer shares than if the dividend or distribution had been paid in Common Shares issued by the Fund. The Plan Agent will use all dividends and distributions received in cash to purchase Common Shares in the open market within 30 days of the valuation date except where temporary curtailment or suspension of purchases is necessary to comply with federal securities laws. Interest will not be paid on any uninvested cash payments.

You may withdraw from the Plan at any time by giving written notice to the Plan Agent, or by telephone in accordance with such reasonable requirements as the Plan Agent and Fund may agree upon. If you withdraw or the Plan is terminated, you will receive a certificate for each whole share in your account under the Plan and you will receive a cash payment for any fraction of a share in your account. If you wish, the Plan Agent will sell your shares and send you the proceeds, minus brokerage commissions.

The Plan Agent maintains all shareholders' accounts in the Plan and gives written confirmation of all transactions in the accounts, including information you may need for tax records. Common Shares in your account will be held by the Plan Agent in non-certificated form. The Plan Agent will forward to each participant any proxy solicitation material and will vote any shares so held only in accordance with proxies returned to the Fund. Any proxy you receive will include all Common Shares you have received under the Plan.

There is no brokerage charge for reinvestment of your dividends or distributions in Common Shares. However, all participants will pay a pro rata share of brokerage commissions incurred by the Plan Agent when it makes open market purchases.

Automatically reinvesting dividends and distributions does not mean that you do not have to pay income taxes due upon receiving dividends and distributions. Capital gains and income are realized, although cash is not received by you.

If you hold your Common Shares with a brokerage firm that does not participate in the Plan, you will not be able to participate in the Plan and any dividend reinvestment may be effected on different terms than those described above. Consult your financial advisor for more information.

The Fund reserves the right to amend or terminate the Plan if in the judgment of the Board of Trustees the change is warranted. There is no direct service charge to participants in the Plan; however, the Fund reserves the right to amend the Plan to include a service charge payable by the participants. Additional information about the Plan may be obtained by writing PFPC Inc., 301 Bellevue Parkway, Wilmington, Delaware 19809.
--------------------------------------------------------------------------------
                      PROXY VOTING POLICIES AND PROCEDURES

A description of the policies and procedures that the Fund uses to determine how to vote proxies and information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available (1) without charge, upon request, by calling (800) 988-5891; (2) on the Fund's website located at http://www.ftportfolios.com; and (3) on the Securities and Exchange Commission's website located at http://www.sec.gov.

                               PORTFOLIO HOLDINGS

The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission ("SEC") for the first and third quarters of each fiscal year on Form N-Q. The Fund's Form N-Q is available (1) by calling (800) 988-5891; (2) on the Fund's website located at http://www.ftportfolios.com; (3) on the SEC's website at http://www.sec.gov; and (4) for review and copying at the SEC's Public Reference Room ("PRR") in Washington, DC. Information regarding the operation of the PRR may be obtained by calling 1-800-SEC-0330.

--------------------------------------------------------------------------------
MANAGEMENT
--------------------------------------------------------------------------------

                          ENERGY INCOME AND GROWTH FUND
                          NOVEMBER 30, 2004 (UNAUDITED)


                         BOARD OF TRUSTEES AND OFFICERS


Information pertaining to the Trustees and officers* of the Fund is set forth below. The Statement of Additional Information (SAI) includes additional information about the Trustees and is available without charge, upon request, by calling (800) 988-5891.


                                                                                        NUMBER OF                OTHER
                                                                                        PORTFOLIOS           TRUSTEESHIPS/
NAME, D.O.B., ADDRESS AND         TERM OF OFFICE AND    PRINCIPAL OCCUPATION(S)       IN FUND COMPLEX        DIRECTORSHIPS
POSITION(S) WITH THE FUND        LENGTH OF TIME SERVED     DURING PAST 5 YEARS      OVERSEEN BY TRUSTEE     HELD BY TRUSTEE
------------------------------------------------------------------------------------------------------------------------------------
                                                        DISINTERESTED TRUSTEES
------------------------------------------------------------------------------------------------------------------------------------
Richard E. Erickson, Trustee     o One year term        Physician, Sportsmed/       20 portfolios                   None
D.O.B. 04/51                     o 7 months served      Wheaton Orthopedics
c/o First Trust Advisors L.P.
1001 Warrenville Road
Suite 300
Lisle, IL 60532


Niel B. Nielson, Trustee         o One year term        President, Covenant         20 portfolios         Director of Good
D.O.B. 03/54                     o 7 months served      College (June 2002 to                             News Publisher-Crossway
c/o First Trust Advisors L.P.                           present); Pastor, College                         Books; Covenant Transport
1001 Warrenville Road                                   Church in Wheaton                                 Inc.
Suite 300                                               (1997 to June 2002)
Lisle, IL 60532


Thomas R. Kadlec, Trustee        o One year term        Vice President and Chief    20 portfolios                   None
D.O.B. 11/57                     o 7 months served      Financial Officer (1990
c/o First Trust Advisors L.P.                           to present) ADM
1001 Warrenville Road                                   Investor Services, Inc.
Suite 300                                               (Futures Commission
Lisle, IL 60532                                         Merchant); Registered
                                                        Representative (2000 to
                                                        present) Segerdahl &
                                                        Company, Inc., a NASD
                                                        member (Broker-Dealer)


David M. Oster, Trustee          o One year term        Trader and Market           9 portfolios                    None
D.O.B. 03/64                     o 7 months served      Maker, Chicago Options
c/o First Trust Advisors L.P.                           Exchange (Self Employed
1001 Warrenville Road                                   -1987 to present
Suite 300                                               in options trading and
Lisle, IL 60532                                         market making)

--------------------------------------------------------------------------------
MANAGEMENT - (CONTINUED)
--------------------------------------------------------------------------------

                          ENERGY INCOME AND GROWTH FUND
                          NOVEMBER 30, 2004 (UNAUDITED)


                   BOARD OF TRUSTEES AND OFFICERS (CONTINUED)







                                                                                        NUMBER OF                OTHER
                                                                                        PORTFOLIOS           TRUSTEESHIPS/
NAME, D.O.B., ADDRESS AND         TERM OF OFFICE AND    PRINCIPAL OCCUPATION(S)       IN FUND COMPLEX        DIRECTORSHIPS
POSITION(S) WITH THE FUND        LENGTH OF TIME SERVED     DURING PAST 5 YEARS      OVERSEEN BY TRUSTEE     HELD BY TRUSTEE
------------------------------------------------------------------------------------------------------------------------------------
                                                        INTERESTED TRUSTEES
------------------------------------------------------------------------------------------------------------------------------------

James A. Bowen, Trustee          o One year trustee     President, First Trust      20 portfolios                   None
President, Chairman of the         term and indefinite  Advisors L.P. and First
Board and CEO                      officer term         Trust Portfolios L.P.;
D.O.B. 09/55                     o 7 months served      Chairman of the Board,
1001 Warrenville Road                                   BondWave LLC
Suite 300
Lisle, IL 60532



------------------------------------------------------------------------------------------------------------------------------------
                                                     OFFICERS WHO ARE NOT TRUSTEES
------------------------------------------------------------------------------------------------------------------------------------
Robert F. Carey, Vice            o Indefinite term      Senior Vice President,
President                        o 7 months served      First Trust Advisors L.P.            N/A                    N/A
D.O.B 07/63                                             and First Trust
1001 Warrenville Road                                   Portfolios L.P.
Suite 300
Lisle, IL 60532


Mark R. Bradley, Treasurer,      o Indefinite term      Chief Financial Officer,             N/A                    N/A
Controller, Chief Financial      o 7 months served      Managing Director, First
Officer, Chief Accounting                               Trust Advisors L.P.
Officer                                                 and First Trust
D.O.B. 11/57                                            Portfolios L.P.;
1001 Warrenville Road                                   Chief Financial Officer,
Suite 300                                               BondWave LLC
Lisle, IL 60532


W. Scott Jardine, Chief          o Indefinite term      General Counsel, First               N/A                    N/A
Compliance Officer               o 7 months served      Trust Advisors L.P. and
and Secretary                                           First Trust Portfolios
D.O.B. 05/60                                            L.P.; Secretary,
1001 Warrenville Road                                   BondWave LLC
Suite 300
Lisle, IL 60532

--------------------------------------------------------------------------------
MANAGEMENT - (CONTINUED)
--------------------------------------------------------------------------------
                          ENERGY INCOME AND GROWTH FUND
                          NOVEMBER 30, 2004 (UNAUDITED)


                   BOARD OF TRUSTEES AND OFFICERS (CONTINUED)



                                                                                        NUMBER OF                OTHER
                                                                                        PORTFOLIOS           TRUSTEESHIPS/
NAME, D.O.B., ADDRESS AND         TERM OF OFFICE AND    PRINCIPAL OCCUPATION(S)       IN FUND COMPLEX        DIRECTORSHIPS
POSITION(S) WITH THE FUND        LENGTH OF TIME SERVED     DURING PAST 5 YEARS      OVERSEEN BY TRUSTEE     HELD BY TRUSTEE
------------------------------------------------------------------------------------------------------------------------------------
                                       OFFICERS WHO ARE NOT TRUSTEES - (CONTINUED)
------------------------------------------------------------------------------------------------------------------------------------

Roger Testin                     o Indefinite term      Senior Vice President,               N/A                    N/A
Vice President                   o 7 months served      First Trust Advisors L.P.
D.O.B. 06/66                                            (August 2001 to present);
1001 Warrenville Road                                   Analyst, Dolan
Suite 300                                               Capital Management
Lisle, IL 60532                                         (1998-2001)


Susan M. Brix                    o Indefinite term      Representative, First                N/A                    N/A
Assistant Vice President         o 7 months served      Trust Portfolios L.P.;
D.O.B. 01/60                                            Assistant Portfolio
1001 Warrenville Road                                   Manager, First Trust
Suite 300                                               Advisors L.P.
Lisle, IL 60532


Kristi A. Maher                  o Indefinite term      Assistant General                    N/A                    N/A
Assistant Secretary              o 6 months served      Counsel, First Trust
D.O.B. 12/66                                            Portfolios L.P. (March
1001 Warrenville Road                                   2004 to present);
Suite 300                                               Associate, Chapman and
Lisle, IL 60532                                         Cutler LLP (1995-2004)




---------------------
    * The term "officer" means the president, vice president, secretary, treasurer, controller or any other officer who performs a policy making function.

                       This Page Left Blank Intentionally.

ITEM 2. CODE OF ETHICS.

     (a) The registrant, as of the end of the period covered by this report, has adopted a code of ethics that applies to the registrant's principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party.

     (c) There have been no amendments, during the period covered by this report, to a provision of the code of ethics that applies to the registrant's principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party, and that relates to any element of the code of ethics description.

     (d) The registrant has not granted any waivers, including an implicit waiver, from a provision of the code of ethics that applies to the registrant's principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party, that relates to one or more of the items set forth in paragraph (b) of this item's instructions.

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.

As of the end of the period covered by the report, the registrant's board of trustees has determined that Thomas R. Kadlec is qualified to serve as an audit committee financial expert serving on its audit committee and that he is "independent," as defined by Item 3 of Form N-CSR.

ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.

         (a) AUDIT FEES (REGISTRANT) -- The aggregate fees billed for the Fund's last two fiscal years (from inception on June 24, 2004 to November 30, 2004) for professional services rendered by the principal accountant for the audit of the registrant's annual financial statements or services that are normally provided by the accountant in connection with statutory and regulatory filings or engagements for such last two fiscal years are $ 57,500.

         (b) AUDIT-RELATED FEES (REGISTRANT) -- The aggregate fees billed in the Fund's last two fiscal years (from inception on June 24, 2004 to November 30, 2004) for assurance and related services by the principal accountant that are reasonably related to the performance of the audit of the registrant's financial statements and are not reported under paragraph (a) of this Item are $ 0.

             AUDIT-RELATED FEES (INVESTMENT ADVISER) -- The aggregate fees billed in the last two fiscal years (of the Registrant) for assurance and related services by the principal accountant that are reasonably related to the performance of the audit of the adviser's registration statements and are not reported under paragraph (a) of this Item are $ 22,000. The fees were for AIMR Verification.

         (c) TAX FEES (REGISTRANT) -- The aggregate fees billed in the last two fiscal years (from inception on June 24, 2004 to November 30, 2004) for professional services rendered by the principal accountant for tax compliance, tax advice, and tax planning to the registrant are $ 0.

                TAX FEES (INVESTMENT ADVISER) -- The aggregate fees billed in the last two fiscal years (of the Registrant) for professional services rendered by the principal accountant for tax compliance, tax advice, and tax planning to the Fund's adviser are $ 6,000. The fees are for return preparation.

         (d) ALL OTHER FEES (REGISTRANT) -- The aggregate fees billed in the last two fiscal years (from inception on June 24, 2004 to November 30, 2004) for products and services provided by the principal accountant to the registrant, other than the services reported in paragraphs (a) through (c) of this Item, are $ 0.

                ALL OTHER FEES (INVESTMENT ADVISER) -- The aggregate fees billed in the last two fiscal years (of the Registrant) for products and services provided by the principal accountant to the registrant's investment adviser, other than services reported in paragraphs (a) through (c) of this Item, are $ 0.

      (e)(1) Disclose the audit committee's pre-approval policies and procedures described in paragraph (c)(7) of Rule 2-01 of Regulation S-X.

         Pursuant to its charter, the Audit Committee (the "COMMITTEE") is responsible for the pre-approval of all audit services and permitted non-audit services (including the fees and terms thereof) to be performed for the Fund by its independent auditors. The Chairman of the Committee is authorized to give such pre-approvals on behalf of the Committee and shall report any such pre-approval to the full Committee.

         The Committee is also responsible for the approval of the independent auditor's engagements for non-audit services with the Fund's management (not including a sub-adviser whose role is primarily portfolio management and is sub-contracted or overseen by another investment adviser) and any entity controlling, controlled by or under common control with the investment adviser that provides ongoing services to the Fund, if the engagement relates directly to the operations and financial reporting of the Fund, subject to the DE MINIMIS exceptions for non-audit services described in Rule 2-01 of Regulation S-X. If the independent auditor has provided non-audit services to the Fund's management (other than any sub-adviser whose role is primarily portfolio management and is sub-contracted with or overseen by another investment adviser) and any entity controlling, controlled by or under common control with the investment adviser that provides ongoing services to the Fund that were not pre-approved pursuant to the DE MINIMIS exception, the Committee will consider whether the provision of such non-audit services is compatible with the auditor's independence.

      (e)(2) The percentage of services described in each of paragraphs (b) through (d) of this Item that were approved by the audit committee pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X are as follows:

                (b) Not applicable.

                (c) Not applicable.

                (d) Not applicable.

The percentage of services described in each of paragraphs (b) through (d) of this Item that were approved by the audit committee pursuant to paragraph
(c)(7)(ii) of Rule 2-01 of Regulation S-X are as follows:

                  (b) 100%.

                  (c) 100%.

                  (d) Not applicable.

         (f) The percentage of hours expended on the principal accountant's engagement to audit the registrant's financial statements for the most recent fiscal year (from inception on June 24, 2004 to November 30, 2004) that were attributed to work performed by persons other than the principal accountant's full-time, permanent employees was less than fifty percent.

         (g) The aggregate non-audit fees billed by the registrant's accountant for services rendered to the registrant, and rendered to the registrant's investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the registrant for the last two fiscal years of the registrant (from inception on June 24, 2004 to November 30, 2004) was $ 28,000.


         (h) Not applicable. The audit committee pre-approved all non-audit services rendered to the Registrant's investment adviser and any entity controlling, controlled by or under common control with the adviser that provides ongoing services to the registrant.

ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS.

     (a) The registrant has a separately designated audit committee consisting of all the independent trustees of the registrant. The members of the audit committee are: Thomas R. Kadlec. Niel B. Nielson, David M. Oster and Richard E. Erickson.

ITEM 6. SCHEDULE OF INVESTMENTS

Schedule of Investments in securities of unaffiliated issuers as of the close of the reporting period is included as part of the report to shareholders filed under Item 1 of this form.

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

The Proxy Voting Policies are attached herewith.

                         FIDUCIARY ASSET MANAGEMENT, LLC
                               PROXY VOTING POLICY

A. STATEMENT OF POLICY

1. It is the policy of Fiduciary Asset Management, LLC ("FAM") to vote all proxies over which it has voting authority in the best interest of FAM's clients.

B. DEFINITIONS

2. By "best interest of FAM's clients," FAM means clients' best economic interest over the long term -- that is, the common interest that all clients share in seeing the value of a common investment increase over time. Clients may have differing political or social interests, but their best economic interest is generally uniform.

3. By "material conflict of interest," FAM means circumstances when FAM itself knowingly does business with a particular proxy issuer or closely affiliated entity, and may appear to have a significant conflict of interest between its own interests and the interests of clients in how proxies of that issuer are voted.

C. FAM INVESTS WITH MANAGEMENTS THAT SEEK SHAREHOLDERS' BEST INTERESTS

4. Under its investment philosophy, FAM generally invests client funds in a company only if FAM believes that the company's management seeks to serve shareholders' best interests. Because FAM has confidence in the managements of the companies in which it invests, it believes that management decisions and recommendations on issues such as proxy voting GENERALLY are likely to be in shareholders' best interests.

5. FAM may periodically reassess its view of company managements. If FAM concludes that a company's management no longer serves shareholders' best interests, FAM generally sells its clients' shares of the company. FAM believes that clients do not usually benefit from holding shares of a poorly managed company or engaging in proxy contests with management.

D. FAM'S PROXY VOTING PROCEDURES

6. When companies in which FAM has invested client funds issue proxies, FAM routinely votes the proxies as recommended by management, because it believes that recommendations by these companies' managements generally are in shareholders' best interests, and therefore in the best economic interest of FAM's clients.

7. If FAM has decided to sell the shares of a company, whether because of concerns about the company's management or for other reasons, FAM generally abstains from voting proxies issued by the company after FAM has made the decision to sell. FAM generally will not notify clients when this type of routine abstention occurs.

8. FAM also may abstain from voting proxies in other circumstances. FAM may determine, for example, that abstaining from voting is appropriate if voting may be unduly burdensome or expensive, or otherwise not in the best economic interest of clients, such as when foreign proxy issuers impose unreasonable voting or holding requirements. FAM generally will not notify clients when this type of routine abstention occurs.

9. The procedures in this policy apply to all proxy voting matters over which FAM has voting authority, including changes in corporate governance structures, the adoption or amendment of compensation plans (including stock options), and matters involving social issues or corporate responsibility.

E. ALTERNATIVE PROCEDURES FOR POTENTIAL MATERIAL CONFLICTS OF INTEREST

10. In certain circumstances, such as when the proponent of a proxy proposal is also a client of FAM, an appearance might arise of a potential conflict between FAM's interests and the interests of affected clients in how the proxies of that issuer are voted.

11. Because FAM does not exercise discretion in voting proxies, but routinely votes proxies as recommended by management, no potential conflict of interest could actually affect FAM's voting of the proxies.

12.a. Nevertheless, when FAM itself knowingly does business with a particular proxy issuer and a material conflict of interest between FAM's interests and clients' interests may appear to exist, FAM generally would, to avoid any appearance concerns, follow an alternative procedure rather than vote proxies as recommended by management. Such an alternative procedure generally would involve causing the proxies to be voted in accordance with the recommendations of an independent service provider that FAM may use to assist in voting proxies. FAM generally will not notify clients if it uses this procedure to resolve an apparent material conflict of interest. FAM will document the identification of any material conflict of interest and its procedure for resolving the particular conflict.

12.b. In unusual cases, FAM may use other alternative procedures to address circumstances when a material conflict of interest may appear to exist, such as, without limitation:

     (i) Notifying affected clients of the conflict of interest (if practical), and seeking a waiver of the conflict to permit FAM to vote the proxies under its usual policy;

     (ii) Abstaining from voting the proxies; or

     (iii) Forwarding the proxies to clients so that clients may vote the proxies themselves.

FAM generally will notify affected clients if it uses one of these alternative procedures to resolve a material conflict of interest.

F. OTHER EXCEPTIONS

13. On an exceptions basis, FAM may for other reasons choose to depart from its usual procedure of routinely voting proxies as recommended by management.

G. VOTING BY CLIENT INSTEAD OF FAM

14. A FAM client may vote its own proxies instead of directing FAM to do so. FAM recommends this approach if a client believes that proxies should be voted based on political or social interests.

15. FAM generally will not accept proxy voting authority from a client (and will encourage the client to vote its own proxies) if the client seeks to impose client-specific voting guidelines that may be inconsistent with FAM's guidelines or with the client's best economic interest in FAM's view.

16. FAM generally will abstain from voting on (or otherwise participating in) the commencement of legal proceedings such as shareholder class actions or bankruptcy proceedings.

H. PERSONS RESPONSIBLE FOR IMPLEMENTING FAM'S POLICY

17. FAM's client services staff has primary responsibility for implementing FAM's proxy voting procedures, including ensuring that proxies are timely submitted. FAM also may use a service provider to assist in voting proxies, recordkeeping, and other matters.

18. FAM's security analysts routinely review proxy proposals as part of their ongoing reassessment of companies and their managements.

I. RECORDKEEPING

19. FAM or a service provider maintains, in accordance with Rule 204-2 of the Investment Advisers Act:

     (i) Copies of all proxy voting policies and procedures;

     (ii) Copies of proxy statements received (unless maintained elsewhere as described below);

     (iii) Records of proxy votes cast on behalf of clients;

     (iv) Documents prepared by FAM that are material to a decision on how to vote or memorializing the basis for a decision;

     (v) Written client requests for proxy voting information, and (vi) written responses by FAM to written or oral client requests.

20. FAM will obtain an undertaking from any service provider that the service provider will provide copies of proxy voting records and other documents promptly upon request if FAM relies on the service provider to maintain related records.

21. FAM or its service provider may rely on the SEC's EDGAR system to keep records of certain proxy statements if the proxy statements are maintained by issuers on that system (as is generally true in the case of larger U.S.-based issuers).

22. All proxy related records will be maintained in an easily accessible place for five years (and an appropriate office of FAM or a service provider for the first two years).

J. AVAILABILITY OF POLICY AND PROXY VOTING RECORDS TO CLIENTS

23. FAM will initially inform clients of this policy and how a client may learn of FAM's voting record for the client's securities through summary disclosure in
Part II of FAM's Form ADV. Upon receipt of a client's request for more information, FAM will provide to the client a copy of this proxy voting policy and/or how FAM voted proxies for the client during the period since this policy was adopted.

Adopted effective August 1, 2003 and as amended September 9, 2003

ITEM 8. PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not yet applicable.

ITEM 9. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

None.

ITEM 10. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.
There have been no material changes to the procedures by which the shareholders may recommend nominees to the registrant's board of directors, where those changes were implemented after the registrant last provided disclosure in response to the requirements of Item 7(d)(2)(ii)(G) of Schedule 14A (17 CFR 240.14a-101), or this Item.

ITEM 11. CONTROLS AND PROCEDURES.
          (a) The registrant's principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the "1940 Act") (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)).

          (b) There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant's second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.


ITEM 12. EXHIBITS.

     (a)(1) Code of ethics, or any amendment thereto, that is the subject of disclosure required by Item 2 is attached hereto.

     (a)(2)   Certifications pursuant  to Rule  30a-2(a)  under the 1940 Act and
              Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

     (a)(3)   Not applicable.


     (b)      Certifications  pursuant  to Rule 30a-2(a)  under the 1940 Act and
              Section 906 of the Sarbanes-Oxley Act of 2002 are attached hereto.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(registrant) ENERGY INCOME AND GROWTH FUND
           ---------------------------------------------------------------------

By (Signature and Title)*  /S/ JAMES A. BOWEN
                           -----------------------------------------------------
                           James A. Bowen, President and Chief Executive Officer (principal executive officer)

Date    JANUARY 27, 2005
    ----------------------------------------------------------------------------


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*  /S/ JAMES A. BOWEN
                         -------------------------------------------------------
                          James A. Bowen, President and Chief Executive Officer (principal executive officer)

Date    JANUARY 27, 2005
    ----------------------------------------------------------------------------


By (Signature and Title)*  /S/ MARK R. BRADLEY
                         -------------------------------------------------------
                          Mark R. Bradley, Treasurer, Controller,
                          Chief Financial Officer and Chief Accounting Officer (principal financial officer)

Date    JANUARY 27, 2005
    ----------------------------------------------------------------------------



* Print the name and title of each signing officer under his or her signature.